UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202

Form 13F File Number:  028-03139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

      /s/ Eddie C. Brown              Baltimore, MD           November 14, 2012
      ------------------              -------------           -----------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          127
                                         -----------

Form 13F Information Table Value Total:  $ 3,622,938
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
3M CO                         COM            88579y101      1,744     18,872 SH       Sole                   15,341            3,531
ABAXIS INC                    COM            002567105    124,331  3,461,318 SH       Sole                1,969,681        1,491,637
ABBOTT LABS                   COM            002824100      2,707     39,485 SH       Sole                   22,460           17,025
ACCELRYS INC                  COM            00430u103     66,193  7,643,493 SH       Sole                3,919,882        3,723,611
ACI WORLDWIDE INC             COM            004498101     74,347  1,759,284 SH       Sole                  937,780          821,504
AKAMAI TECHNOLOGIES INC       COM            00971t101      8,661    226,381 SH       Sole                  129,440           96,941
ALLSCRIPTS HEALTHCARE SOLUTN  COM            01988p108     18,243  1,467,699 SH       Sole                  540,138          927,561
AMERICAN SOFTWARE INC         CL A           029683109     31,549  3,866,295 SH       Sole                2,276,358        1,589,937
ANSYS INC                     COM            03662q105    118,618  1,616,055 SH       Sole                  833,247          782,808
APPLE INC                     COM            037833100     14,634     21,931 SH       Sole                    7,628           14,303
AUTOMATIC DATA PROCESSING IN  COM            053015103        376      6,404 SH       Sole                      209            6,195
BAKER HUGHES INC              COM            057224107      1,066     23,574 SH       Sole                   19,497            4,077
BALCHEM CORP                  COM            057665200     87,554  2,383,707 SH       Sole                1,286,422        1,097,285
BLACKBAUD INC                 COM            09227q100     79,140  3,308,514 SH       Sole                1,929,410        1,379,104
BORGWARNER INC                COM            099724106      3,739     54,095 SH       Sole                   31,274           22,821
BRUKER CORP                   COM            116794108     16,811  1,284,253 SH       Sole                  799,653          484,600
CAMERON INTERNATIONAL CORP    COM            13342b105     10,895    194,316 SH       Sole                  111,613           82,703
CANTEL MEDICAL CORP           COM            138098108    100,839  3,723,731 SH       Sole                2,210,162        1,513,569
CARBO CERAMICS INC            COM            140781105     73,673  1,170,901 SH       Sole                  627,532          543,369
CARNIVAL CORP                 PAIRED CTF     143658300     13,382    367,240 SH       Sole                  155,160          212,080
CATERPILLAR INC DEL           COM            149123101      6,794     78,958 SH       Sole                   26,232           52,726
CELGENE CORP                  COM            151020104     14,933    195,454 SH       Sole                   91,259          104,195
CERNER CORP                   COM            156782104      2,996     38,720 SH       Sole                   38,720
CISCO SYS INC                 COM            17275r102        217     11,363 SH       Sole                                    11,363
COACH INC                     COM            189754104      6,141    109,624 SH       Sole                   66,480           43,144
COGNEX CORP                   COM            192422103    101,626  2,938,862 SH       Sole                1,629,260        1,309,602
CONCUR TECHNOLOGIES INC       COM            206708109    117,412  1,592,462 SH       Sole                  822,014          770,448
COVANCE INC                   COM            222816100      6,333    135,644 SH       Sole                   94,173           41,471
DANAHER CORP DEL              COM            235851102        291      5,283 SH       Sole                    1,000            4,283
DIAMOND OFFSHORE DRILLING IN  COM            25271c102      4,760     72,336 SH       Sole                   39,901           32,435
DICKS SPORTING GOODS INC      COM            253393102     15,281    294,725 SH       Sole                  104,476          190,249
DIODES INC                    COM            254543101     67,636  3,976,222 SH       Sole                2,290,180        1,686,042
DOLBY LABORATORIES INC        COM            25659t107     49,597  1,514,413 SH       Sole                  914,672          599,741
DTS INC                       COM            23335C101     49,707  2,133,350 SH       Sole                1,223,987          909,363
DYNAMIC MATLS CORP            COM            267888105     32,905  2,190,718 SH       Sole                1,173,493        1,017,225
E M C CORP MASS               COM            268648102      9,359    343,190 SH       Sole                  102,016          241,174
ECOLAB INC                    COM            278865100      8,373    129,193 SH       Sole                   72,882           56,311
ENERNOC INC                   COM            292764107     19,466  1,499,661 SH       Sole                  423,167        1,076,494
EXPEDITORS INTL WASH INC      COM            302130109      3,881    106,756 SH       Sole                   72,843           33,913
EXXON MOBIL CORP              COM            30231g102        536      5,863 SH       Sole                       85            5,778
FACTSET RESH SYS INC          COM            303075105      5,032     52,185 SH       Sole                   29,581           22,604
FASTENAL CO                   COM            311900104        222      5,174 SH       Sole                                     5,174
FEI CO                        COM            30241l109    142,796  2,669,080 SH       Sole                1,455,286        1,213,794
FLAMEL TECHNOLOGIES SA        SPONSORED ADR  338488109      2,194    536,471 SH       Sole                  297,108          239,363
FLIR SYS INC                  COM            302445101     36,825  1,843,551 SH       Sole                1,473,486          370,065
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106        235      2,551 SH       Sole                    2,551
GENERAL CABLE CORP DEL NEW    COM            369300108      3,970    135,115 SH       Sole                   77,473           57,642
GENERAL ELECTRIC CO           COM            369604103      2,612    115,029 SH       Sole                   66,461           48,568
GILEAD SCIENCES INC           COM            375558103        233      3,506 SH       Sole                                     3,506
GOOGLE INC                    CL A           38259p508     11,673     15,471 SH       Sole                    4,336           11,135
GRAINGER W W INC              COM            384802104        521      2,500 SH       Sole                                     2,500
GUESS INC                     COM            401617105      3,483    137,033 SH       Sole                   79,049           57,984
HITTITE MICROWAVE CORP        COM            43365y104     93,478  1,685,193 SH       Sole                  928,138          757,055
HOME DEPOT INC                COM            437076102        477      7,900 SH       Sole                      306            7,594
HUNT J B TRANS SVCS INC       COM            445658107      4,790     92,046 SH       Sole                   52,202           39,844
ICON PUB LTD CO               SPONSORED ADR  45103t107     11,210    459,988 SH       Sole                  256,403          203,585
ILLINOIS TOOL WKS INC         COM            452308109        274      4,609 SH       Sole                      195            4,414
INCYTE CORP                   COM            45337C102     32,820  1,818,278 SH       Sole                  699,142        1,119,136
INTERNATIONAL BUSINESS MACHS  COM            459200101      1,543      7,439 SH       Sole                    4,277            3,162
INVESCO LTD                   SHS            g491bt108      7,458    298,426 SH       Sole                  169,936          128,490
IRIS INTL INC                 COM            46270w105     61,811  3,166,545 SH       Sole                1,524,550        1,641,995
JPMORGAN CHASE & CO           COM            46625h100      8,424    208,110 SH       Sole                   48,583          159,527
KIMBERLY CLARK CORP           COM            494368103        219      2,550 SH       Sole                      160            2,390
LULULEMON ATHLETICA INC       COM            550021109     10,156    137,361 SH       Sole                   51,273           86,088
MANHATTAN ASSOCS INC          COM            562750109    113,583  1,983,283 SH       Sole                1,208,745          774,538
MCDONALDS CORP                COM            580135101      1,502     16,376 SH       Sole                   10,353            6,023
MEASUREMENT SPECIALTIES INC   COM            583421102     88,414  2,680,848 SH       Sole                1,371,667        1,309,181
MEDASSETS INC                 COM            584045108     78,491  4,409,599 SH       Sole                1,284,744        3,124,855
MEDICIS PHARMACEUTICAL CORP   CL A NEW       584690309     60,077  1,388,419 SH       Sole                  824,852          563,567
MEDIDATA SOLUTIONS INC        COM            58471a105    149,289  3,597,326 SH       Sole                2,087,085        1,510,241
MERIDIAN BIOSCIENCE INC       COM            589584101     61,718  3,217,811 SH       Sole                1,795,141        1,422,670
MICROSOFT CORP                COM            594918104        251      8,444 SH       Sole                      364            8,080
MSC INDL DIRECT INC           CL A           553530106      6,863    101,735 SH       Sole                   65,667           36,068
MYRIAD GENETICS INC           COM            62855j104      4,958    183,968 SH       Sole                  104,163           79,805
NABORS INDUSTRIES LTD         SHS            g6359f103     14,002    998,034 SH       Sole                  403,572          594,462
NEOGEN CORP                   COM            640491106    115,620  2,707,724 SH       Sole                1,669,652        1,038,072
NETAPP INC                    COM            64110d104      8,135    247,417 SH       Sole                  145,128          102,289
NETSCOUT SYS INC              COM            64115t104    114,112  4,473,210 SH       Sole                2,478,462        1,994,748
NIC INC                       COM            62914b100    104,776  7,079,439 SH       Sole                3,901,189        3,178,250
NUANCE COMMUNICATIONS INC     COM            67020y100     52,902  2,125,448 SH       Sole                1,446,708          678,740
NVR INC                       COM            62944t105      4,641      5,495 SH       Sole                    3,234            2,261
ORACLE CORP                   COM            68389X105      8,446    268,219 SH       Sole                   81,101          187,118
OYO GEOSPACE CORP             COM            671074102     45,521    371,872 SH       Sole                  195,822          176,050
PALL CORP                     COM            696429307        349      5,500 SH       Sole                                     5,500
PAREXEL INTL CORP             COM            699462107     13,444    437,072 SH       Sole                  153,056          284,016
PEETS COFFEE & TEA INC        COM            705560100     87,388  1,191,551 SH       Sole                  625,155          566,396
PEPSICO INC                   COM            713448108        547      7,730 SH       Sole                      154            7,576
PETMED EXPRESS INC            COM            716382106      9,778    973,948 SH       Sole                  135,763          838,185
PHILIP MORRIS INTL INC        COM            718172109        618      6,869 SH       Sole                                     6,869
PRAXAIR INC                   COM            74005P104      1,259     12,122 SH       Sole                    9,720            2,402
PRICE T ROWE GROUP INC        COM            74144t108     17,201    271,741 SH       Sole                   97,354          174,387
PROCTER & GAMBLE CO           COM            742718109        445      6,419 SH       Sole                      232            6,187
PROS HOLDINGS INC             COM            74346y103     84,954  4,454,835 SH       Sole                2,463,567        1,991,268
PULTE GROUP INC               COM            745867101     15,071    972,353 SH       Sole                  376,774          595,579
QUALCOMM INC                  COM            747525103      5,543     88,707 SH       Sole                   35,001           53,706
QUALITY SYS INC               COM            747582104     49,258  2,658,269 SH       Sole                1,450,671        1,207,598
QUANTA SVCS INC               COM            74762e102     20,032    811,016 SH       Sole                  355,859          455,157
ROVI CORP                     COM            779376102     27,230  1,876,653 SH       Sole                1,036,056          840,597
SASOL LTD                     SPONSORED ADR  803866300     17,096    383,480 SH       Sole                  148,991          234,489
SCHLUMBERGER LTD              COM            806857108        246      3,396 SH       Sole                    1,867            1,529
SHIRE PLC                     SPONSORED ADR  82481r106     13,253    149,419 SH       Sole                   73,119           76,300
SIGMA ALDRICH CORP            COM            826552101      1,965     27,296 SH       Sole                   22,496            4,800
STAPLES INC                   COM            855030102      1,399    121,471 SH       Sole                   63,148           58,323
STARBUCKS CORP                COM            855244109        522     10,290 SH       Sole                    6,919            3,371
STERICYCLE INC                COM            858912108      2,288     25,287 SH       Sole                   14,566           10,721
STIFEL FINL CORP              COM            860630102      8,361    248,831 SH       Sole                  143,996          104,835
STRYKER CORP                  COM            863667101      1,331     23,909 SH       Sole                   19,554            4,355
SUN HYDRAULICS CORP           COM            866942105     82,289  3,097,079 SH       Sole                1,879,897        1,217,182
SYSCO CORP                    COM            871829107        320     10,246 SH       Sole                      693            9,553
TARGET CORP                   COM            87612e106      2,062     32,481 SH       Sole                   24,672            7,809
TECHNE CORP                   COM            878377100     85,564  1,189,383 SH       Sole                  671,341          518,042
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209     12,104    292,301 SH       Sole                  102,103          190,198
TOLL BROTHERS INC             COM            889478103      8,463    254,686 SH       Sole                  151,811          102,875
TRACTOR SUPPLY CO             COM            892356106     15,003    151,715 SH       Sole                   64,541           87,174
TRANSOCEAN LTD                REG SHS        h8817h100     14,721    327,940 SH       Sole                  139,531          188,409
TRIMBLE NAVIGATION LTD        COM            896239100     12,894    270,539 SH       Sole                  115,000          155,539
TYCO INTERNATIONAL LTD        SHS            H89128104     14,984    266,330 SH       Sole                  148,597          117,733
TYLER TECHNOLOGIES INC        COM            902252105    132,506  3,010,125 SH       Sole                1,707,905        1,302,220
UNITED PARCEL SERVICE INC     CL B           911312106        404      5,650 SH       Sole                      145            5,505
UNITED TECHNOLOGIES CORP      COM            913017109      1,486     18,978 SH       Sole                   15,145            3,833
VISA INC                      COM CL A       92826c839      4,675     34,814 SH       Sole                   11,309           23,505
WAL-MART STORES INC           COM            931142103        232      3,141 SH       Sole                      294            2,847
WATERS CORP                   COM            941848103      6,564     78,771 SH       Sole                   54,402           24,369
WESTERN UN CO                 COM            959802109      5,769    316,618 SH       Sole                  178,667          137,951
WHOLE FOODS MKT INC           COM            966837106        215      2,212 SH       Sole                      150            2,062
WISCONSIN ENERGY CORP         COM            976657106        396     10,515 SH       Sole                      356           10,159
YORK WTR CO                   COM            987184108        206     11,250 SH       Sole                                    11,250